Warrants (Details1) - shares	May 31, 2022	Nov. 30, 2021	May 31, 2021
Warrant outstanding, beginning	21,160,314	21,437,792	21,923,624
Warrant outstanding, ending	21,160,314	21,160,314	21,437,792
2018 Firm Warrants
Warrant outstanding, beginning	20,000,000	20,000,000	20,000,000
Warrant outstanding, ending	20,000,000	20,000,000	20,000,000
October 2018 Placement Agent Warrants
Warrant outstanding, beginning	1,160,314	1,160,314	1,160,314
Warrant outstanding, ending	1,160,314	1,160,314	1,160,314